Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at September 30, 2021 (in shares) at Sep. 30, 2020	965,224
Balance at September 30, 2021 at Sep. 30, 2020	$ 965	$ 42,054,981	$ (43,556,437)	$ (1,500,491)
Net loss	$ 0	0	(6,240,482)	(6,240,482)
Vesting of restricted stock (in shares)	2,750
Vesting of restricted stock	$ 3	(3)		0
Stock-based compensation expense		496,066	0	496,066
Balance at September 30, 2022 (in shares) at Sep. 30, 2021	1,183,599
Balance at September 30, 2022 at Sep. 30, 2021	$ 1,184	48,770,061	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(3,387,295)	(3,387,295)
Vesting of restricted stock (in shares)	1,375
Vesting of restricted stock	$ 1	(1)	0	0
Stock-based compensation expense	$ 0	397,470	0	397,470
Balance at September 30, 2022 (in shares) at Jun. 30, 2022	1,184,974
Balance at September 30, 2022 at Jun. 30, 2022	$ 1,185	49,167,530	(53,184,214)	(4,015,499)
Balance at September 30, 2021 (in shares) at Sep. 30, 2021	1,183,599
Balance at September 30, 2021 at Sep. 30, 2021	$ 1,184	48,770,061	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(5,275,854)	(5,275,854)
Vesting of restricted stock (in shares)	2,000
Vesting of restricted stock	$ 2	(2)	0	0
Stock-based compensation expense		499,584	0	499,584
Balance at September 30, 2022 (in shares) at Sep. 30, 2022	1,249,432
Balance at September 30, 2022 at Sep. 30, 2022	$ 1,249	50,878,721	(55,072,773)	(4,192,803)
Balance at September 30, 2021 (in shares) at Mar. 31, 2022	1,184,599
Balance at September 30, 2021 at Mar. 31, 2022	$ 1,185	49,076,775	(52,137,384)	(3,059,424)
Net loss			(1,046,830)	(1,046,830)
Vesting of restricted stock (in shares)	375
Vesting of restricted stock	$ 0	0	0	0
Stock-based compensation expense		90,755		90,755
Balance at September 30, 2022 (in shares) at Jun. 30, 2022	1,184,974
Balance at September 30, 2022 at Jun. 30, 2022	$ 1,185	49,167,530	(53,184,214)	(4,015,499)
Balance at September 30, 2021 (in shares) at Sep. 30, 2022	1,249,432
Balance at September 30, 2021 at Sep. 30, 2022	$ 1,249	50,878,721	(55,072,773)	(4,192,803)
Net loss	$ 0	0	(4,525,640)	(4,525,640)
Vesting of restricted stock (in shares)	250
Vesting of restricted stock	$ 0	0	0	0
Stock-based compensation expense	$ 0	213,809	0	213,809
Balance at September 30, 2022 (in shares) at Jun. 30, 2023	1,285,213
Balance at September 30, 2022 at Jun. 30, 2023	$ 1,285	51,582,100	(59,598,413)	(8,015,028)
Balance at September 30, 2021 at Dec. 31, 2022				(4,192,803)
Net loss				(4,525,640)
Balance at September 30, 2022 (in shares) at Jun. 30, 2023	1,285,213
Balance at September 30, 2022 at Jun. 30, 2023	$ 1,285	51,582,100	(59,598,413)	(8,015,028)
Balance at September 30, 2021 (in shares) at Mar. 31, 2023	1,274,605
Balance at September 30, 2021 at Mar. 31, 2023	$ 1,275	51,387,943	(57,775,306)	(6,386,088)
Net loss			(1,823,107)	(1,823,107)
Stock-based compensation expense		41,259	0	41,259
Balance at September 30, 2022 (in shares) at Jun. 30, 2023	1,285,213
Balance at September 30, 2022 at Jun. 30, 2023	$ 1,285	$ 51,582,100	$ (59,598,413)	$ (8,015,028)